Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	December 31, 2021	December 31, 2020
Advances to suppliers	$827	$163
Prepaid expenses	8,927	4,319
Government institutions	1,662	811
Other	1,402	2,146
	$12,818	$7,439